COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under operating leases

Fiscal Year	Amount
(in thousands)
2013	$5,728
2014	3,942
2015	3,027
2016	2,412
2017	2,380
Thereafter	16,941

Total	$34,430